-------------------------------------------------------------------------------
      PROVIDENT
-------------------------------------------------------------------------------

    INSTITUTIONAL
        FUNDS

G. Willing Pepper
Chairman                  TRUST FOR FEDERAL SECURITIES

                                                                    May 30, 1997

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of Trust for Federal Securities for the period ended April 30, 1997.

     The accompanying Investment Adviser's Report provides information on recent activity in the money markets and on the standing of our portfolios. I urge you to read the report.

     Provident Institutional Funds offer a broad range of high quality taxable and tax-exempt Money Market Funds to meet the varied needs of our investors. Please feel free to contact your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432 to discuss your investment options.

     Thank you for your continued confidence in Provident Institutional Funds. We welcome the opportunity to service your investment needs.

                                         Sincerely,

                                         LOGO
                                         G. Willing Pepper
                                         Chairman

              ------------------------------------------------------------------
                     400 Bellevue Parkway, Wilmington, DE 19809  Phone:
                               302-792-2555  Fax: 302-792-5876

                          TRUST FOR FEDERAL SECURITIES

                    SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     For the past two quarters, the Federal Reserve has maintained a watchful eye on the strength of the economy. The strong 3.8% jump in fourth quarter gross domestic product was followed by an even more impressive gain of 5.6% in the first quarter. As economic activity surged, the Fed resorted to both jawboning and pre-emptive strikes. As early as last December, Chairman Greenspan spoke of the markets' "irrational exuberance" and indicated that higher short-term interest rates were a likely consequence. The financial markets prepared for a Fed tightening in early 1997, but the Fed surprised many by not raising rates at its January FOMC meeting. By March, there were some early signs of a slowdown with no indications of inflation. Once again, the Fed surprised the markets, but this time by raising the federal funds rate by 25 basis points to 5.50%, the first increase in almost two years. With scant evidence of inflation, the Fed came under intense criticism for its move, but remained resolute that its action was warranted, much like buying insurance against a future problem. As the first quarter closed, the issue over monetary policy remained hotly debated. One group argued that the 5.6% pace of GDP in the first quarter was double the pace the Fed considers a sustainable, non-inflationary growth rate, while others pointed out that there were no signs of any inflationary build up. As a result, there is a high probability that the markets' volatility will continue at least through the second quarter.

     The 25 basis point change on March 25 moved most short-term interest rates broadly higher. The only non-participating sector was short Treasuries where three-month bill yields traded below overnight rates. This situation tended to bias two of the Trust's portfolios, T-Fund and Treasury Trust, towards the shorter end of their maturity targets, as there was very little incentive to extend. The other two portfolios, FedFund and Federal Trust, were better able to participate in the higher rates through investments in government agencies. The month of May was targeted for reinvestment opportunity in the event the Fed tightened again and some trades were done in the 9-12 month range to pick up yields near 6%. Federal Trust and Treasury Trust retained their AAA Standard & Poor's ratings, while T-Fund remained AAA-rated from both Standard & Poor's and Moody's. Finally, FedFund was cited by Lipper Analytical Services as the top performing institutional U.S. government money market fund out of a total of six funds for the fifteen year period ended December 31, 1996.

     As always, we look forward to the opportunity to provide you with high quality liquidity products that emphasize safety of principal and competitive market rates of return.

                                    PNC INSTITUTIONAL MANAGEMENT CORPORATION

                               FEDFUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                 April 30, 1997
                                  (Unaudited)
--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY
OBLIGATIONS--59.2%
  Federal Farm Credit Bank Bonds
    5.51%............. 01/02/98   $ 30,000   $   29,964,863
                                             --------------
  Federal Farm Credit Bank Discount Notes
    5.23.............. 07/07/97     12,000       11,883,197
                                             --------------
  Federal Home Loan Bank Bonds
    5.555............. 05/22/97     25,000       25,002,139
    5.42.............. 12/02/97     25,000       24,986,188
                                             --------------
                                                 49,988,327
                                             --------------
  Federal Home Loan Bank Discount Notes
    5.215............. 08/26/97     30,000       29,491,538
                                             --------------
  Federal Home Loan Mortgage Corporation Discount Notes
    5.42.............. 05/07/97     15,500       15,485,998
    5.20.............. 05/15/97      5,000        4,989,889
    5.20.............. 05/16/97     15,000       14,967,500
    5.49.............. 06/25/97     25,000       24,790,313
    5.50.............. 07/09/97     50,000       49,472,917
    5.26.............. 07/15/97     10,000        9,890,417
    5.57.............. 09/30/97     24,050       23,484,396
                                             --------------
                                                143,081,430
                                             --------------
  Federal National Mortgage Association Bonds
    5.71.............. 03/18/98     20,000       19,978,190
    6.00.............. 04/17/98     25,000       24,968,070
                                             --------------
                                                 44,946,260
                                             --------------
  Federal National Mortgage Association Discount Notes
    5.20.............. 05/12/97     40,000       39,936,444
    5.24.............. 07/11/97     50,000       49,483,278
    5.19.............. 07/21/97      4,000        3,953,290
    5.52.............. 08/04/97     10,000        9,854,333
    5.54.............. 08/25/97     15,000       14,732,233
    5.56.............. 09/15/97     15,000       14,682,617
                                             --------------
                                                132,642,195
                                             --------------
  Federal National Mortgage Association Variable Rate
    Notes+
    5.5275............ 05/03/97     40,000       39,983,851
    5.68.............. 05/06/97     58,000       58,000,000
    5.2775............ 05/13/97     20,000       19,990,849
                                             --------------
                                                117,974,700
                                             --------------
  Student Loan Marketing Association Discount Notes
    5.48.............. 06/30/97      8,880        8,798,896
                                             --------------
  Student Loan Marketing Association Medium Term Notes
    5.615............. 10/29/97     30,000       29,989,757
    5.44.............. 12/19/97     20,000       19,980,137
                                             --------------
                                                 49,969,894
                                             --------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
  Student Loan Marketing Association Variable Rate Notes+
    5.53%............. 05/06/97   $ 76,850   $   76,849,473
    5.55.............. 05/06/97     48,545       48,510,452
    5.56.............. 05/06/97     10,000       10,000,000
    5.57.............. 05/06/97     20,000       20,003,083
    5.71.............. 05/06/97     26,075       26,084,950
                                             --------------
                                                181,447,958
                                             --------------
      Total...............................      800,189,258
                                             --------------
REPURCHASE AGREEMENTS--40.9%
  Donaldson, Lufkin & Jenrette Securities Corp.
    5.55.............. 05/01/97    100,000      100,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $100,015,417,
      collateralized by
      $318,095,828 Federal
      National Mortgage
      Association Bonds and
      Federal National Mortgage
      Association STRIPS 5.50%
      to 10.50% due from
      07/01/03 to 04/01/27. The
      market value is
      $103,003,467.)
  Goldman Sachs & Co.
    5.15.............. 05/01/97    127,000      127,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $127,018,168,
      collateralized by
      $135,305,561 Federal Home
      Loan Mortgage Corporation
      Bonds and U.S. Treasury
      Bonds 6.50% to 7.25% due
      from 04/15/24 to
      11/15/26. The market
      value is $130,060,541.)
  Lehman Government Securities Inc.
    5.52.............. 05/01/97    125,000      125,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $125,019,167,
      collateralized by
      $285,334,759 Federal Home
      Loan Mortgage Corporation
      Bonds, 5.00% to 10.00%
      due from 11/01/97 to
      12/01/30. The market
      value is $128,750,002.)

                               FEDFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
  Morgan Stanley & Co.
    5.79%............. 05/01/97   $100,000   $  100,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $100,016,083,
      collateralized by
      $103,054,000 Federal Home
      Loan Mortgage Corporation
      Bonds, Federal National
      Mortgage Association
      Medium Term Notes,
      Resolution Funding
      Corporation Bonds,
      Student Loan Marketing
      Association Bonds and
      Tennessee Valley
      Authority Bonds, 5.98% to
      8.875% due from 11/06/98
      to 04/01/36. The market
      value is $103,188,076.)
  PaineWebber, Incorporated
    5.48.............. 05/01/97    100,300      100,300,000
    (Agreement dated 04/30/97
      to be repurchased at
      $100,315,268,
      collateralized by
      $103,605,000 Federal Farm
      Credit Bank Bonds,
      Federal Farm Credit Bank
      Medium Term Notes,
      Federal Home Loan Bank
      Bonds, Federal Home Loan
      Bank Discount Notes,
      Federal National Mortgage
      Association Bonds and
      Federal National Mortgage
      Association Medium Term
      Notes, 5.24% to 11.90%
      due from 05/01/97 to
      02/19/04. The market
      value is $103,311,878.)
                                             --------------
        Total.............................      552,300,000
                                             --------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,352,489,258*).......     100.1%   $1,352,489,258
LIABILITIES IN EXCESS OF OTHER
  ASSETS.......................      (0.1)       (1,261,687)
                                    ------   --------------
NET ASSETS (equivalent to $1.00
  per share based on
  1,235,335,716 FedFund and
  116,189,788 FedFund Dollar
  Shares of beneficial interest
  outstanding).................     100.0%   $1,351,227,571
                                    ======   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($1,351,227,571 / 1,351,525,504)........            $1.00
                                                      =====

---------------
* Also cost for federal income tax purposes.
+ Variable rate obligations--the rate shown is the rate as of April 30, 1997, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

------------------------------------------------------

                               FEDFUND PORTFOLIO
                         Maturity Schedule of Portfolio
                                 April 30, 1997
                                  (Unaudited)

      MATURITY
       PERIOD             PAR          PERCENTAGE
    -------------     ------------     ----------
       1- 30 Days     $952,270,000        70.2%
      31- 60 Days       25,000,000         1.8
      61- 90 Days      134,880,000        10.0
      91-120 Days       55,000,000         4.1
     121-150 Days       15,000,000         1.1
    Over 150 Days      174,050,000        12.8
        Average Weighted Maturity--48 Days
------------------------------------------------------

                See accompanying notes to financial statements.

                                T-FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                 April 30, 1997
                                  (Unaudited)
--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
U.S. GOVERNMENT SECURITIES--32.3%
  U.S. Treasury Notes
    6.50%............. 05/15/97   $ 32,000   $   32,011,123
    6.125............. 05/31/97     39,000       39,020,297
    6.75.............. 05/31/97    111,500      111,604,974
    5.875............. 07/31/97     50,000       50,054,396
    6.50.............. 08/15/97     73,500       73,698,999
    6.00.............. 08/31/97     34,000       34,035,070
    5.75.............. 09/30/97     57,000       57,056,058
    8.75.............. 10/15/97     38,000       38,536,648
    5.625............. 10/31/97     54,000       54,000,760
    5.75.............. 10/31/97     45,000       45,025,778
    7.375............. 11/15/97     32,000       32,260,701
    5.375............. 11/30/97     24,000       23,935,847
    6.00.............. 11/30/97     21,000       21,055,920
                                             --------------
      Total...............................      612,296,571
                                             --------------
REPURCHASE AGREEMENTS--67.6%
  Barclay De Zoet Wedd Securities, Inc.
    4.90.............. 05/01/97     28,000       28,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $28,003,811,
      collateralized by
      $28,490,000 U.S. Treasury
      Notes 6.625% due
      04/30/02. The market
      value is $28,760,655.)
  Donaldson, Lufkin & Jenrette Securities Corp.
    5.50.............. 06/09/97     60,000       60,000,000
    (Agreement dated 04/10/97
      to be repurchased at
      $60,550,000,
      collateralized by
      $49,780,000 U.S. Treasury
      Bonds 9.00% due 11/15/18.
      The market value is
      $61,000,412.)
  Goldman, Sachs & Co.
    5.35.............. 05/01/97    150,000      150,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $150,022,292,
      collateralized by
      $158,589,000 U.S.
      Treasury Bonds 6.50% to
      6.625% due from 11/15/26
      to 02/15/27. The market
      value is $153,000,046.)
    5.50.............. 06/05/97     50,000       50,000,000
    (Agreement dated 04/07/97
      to be repurchased at
      $50,458,333,
      collateralized by
      $52,863,000 U.S. Treasury
      Bonds 6.50% to 6.625% due
      from 11/15/26 to
      02/15/27. The market
      value is $51,000,015.)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
  Greenwich Capital Markets, Inc.
    5.40%............. 05/01/97   $200,000   $  200,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $200,030,000,
      collateralized by
      $197,784,000 U.S.
      Treasury Notes 5.625% to
      7.875% due from 11/15/04
      to 02/15/07. The market
      value is $204,004,472.)
  Hong Kong Shanghai Bank Securities, Inc.
    5.35.............. 05/01/97     60,000       60,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $60,008,917,
      collateralized by
      $48,400,000 U.S. Treasury
      Bonds 10.75% due
      08/15/05. The market
      value is $61,831,000.)
  Lehman Government Securities, Inc.
    5.40.............. 05/01/97    100,000      100,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $100,015,000,
      collateralized by
      $86,592,000 U.S. Treasury
      Bonds 7.875% to 9.00% due
      from 05/15/17 to
      02/15/21. The market
      value is $102,001,953.)
  Morgan (J.P.) Securities, Inc.
    5.30.............. 05/01/97     80,000       80,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $80,011,778,
      collateralized by
      $80,099,000 U.S. Treasury
      Notes 6.625% due
      06/30/01. The market
      value is $81,600,856.)
  Morgan Stanley & Co.
    5.71.............. 05/01/97    300,000      300,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $300,047,583,
      collateralized by
      $292,670,000 U.S.
      Treasury Bonds and Notes
      5.50% to 12.00% due from
      05/15/97 to 02/15/23. The
      market value is
      $306,618,733.)

                                T-FUND PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
Smith Barney, Inc.
    5.20%............. 05/01/97   $ 80,000   $   80,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $80,011,556,
      collateralized by
      $76,285,000 U.S. Treasury
      Bonds 7.00% to 8.125% due
      from 07/15/06 to
      08/15/21. The market
      value is $81,686,492.)
  Swiss Bank Corp.
    5.35.............. 05/01/97     90,000       90,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $90,013,375,
      collateralized by
      $85,775,000 U.S. Treasury
      Bonds and Notes 6.00% to
      13.25% due from 05/15/00
      to 02/15/26. The market
      value is $91,879,898.)
  UBS Securities Inc.
    5.23.............. 05/01/97     80,000       80,000,000
    (Agreement dated 04/30/97
      to be repurchased at
      $80,011,622,
      collateralized by
      $75,644,000 U.S. Treasury
      Bonds 7.50% due 11/15/16.
      The market value is
      $81,600,965.)
                                             --------------
        Total.............................    1,278,000,000
                                             --------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,890,296,571*).......      99.9%   $1,890,296,571
OTHER ASSETS IN EXCESS OF
  LIABILITIES..................        0.1        1,414,911
                                    ------   --------------
NET ASSETS (equivalent to $1.00
  per share based on
  1,527,557,008 T-Fund and
  364,242,454 T-Fund Dollar
  Shares of beneficial interest
  outstanding).................     100.0%   $1,891,711,482
                                    ======   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($1,891,711,482 / 1,891,799,462)........            $1.00
                                                      =====
---------------
* Also cost for federal income tax purposes.
--------------------------------------------------------

                                T-FUND PORTFOLIO
                         Maturity Schedule of Portfolio
                                 April 30, 1997
                                  (Unaudited)

       MATURITY
        PERIOD             PAR           PERCENTAGE
    -------------     --------------     ----------
        1- 30 Days    $1,200,000,000        63.5%
       31- 60 Days       260,500,000        13.8
       91-120 Days       123,500,000         6.5
      121-150 Days        34,000,000         1.8
     Over 150 Days       271,000,000        14.4
           Average Weighted Maturity--41 Days
--------------------------------------------------------

                See accompanying notes to financial statements.

                          FEDERAL TRUST FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                 April 30, 1997
                                  (Unaudited)
--------------------------------------------------------------------------------

                                       PAR
                          MATURITY    (000)       VALUE
                          --------   -------   ------------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY
OBLIGATIONS--100.3%
  Federal Farm Credit Bank Bonds
    5.24%................ 05/01/97   $10,000   $ 10,000,000
                                               ------------
  Federal Farm Credit Bank Discount Notes
    5.40................. 05/01/97     5,000      5,000,000
    5.24................. 05/05/97     1,600      1,599,068
    5.20................. 05/07/97     5,260      5,255,441
    5.38................. 05/08/97     7,000      6,992,677
    5.37................. 05/09/97     3,000      2,996,420
    5.38................. 05/13/97     8,000      7,985,653
    5.32................. 05/27/97     5,000      4,980,789
    5.48................. 07/01/97     5,000      4,953,573
                                               ------------
                                                 39,763,621
                                               ------------
  Federal Home Loan Bank Discount Notes
    5.25................. 05/01/97     6,275      6,275,000
    5.35................. 05/01/97       400        400,000
    5.38................. 05/01/97     2,080      2,080,000
    5.34................. 05/02/97     7,000      6,998,962
    5.35................. 05/08/97     1,275      1,273,674
    5.39................. 05/08/97     8,695      8,685,887
    5.17................. 05/15/97     1,165      1,162,658
    5.19................. 05/15/97     2,835      2,829,278
    5.195................ 05/15/97    10,000      9,979,797
    5.34................. 05/15/97     1,200      1,197,508
    5.35................. 05/16/97    15,000     14,966,563
    5.35................. 05/19/97     2,460      2,453,420
    5.38................. 05/30/97    15,000     14,934,992
    5.27................. 06/05/97     3,200      3,183,604
    5.405................ 06/19/97     8,300      8,238,939
    5.44................. 06/30/97    10,000      9,909,333
                                               ------------
                                                 94,569,615
                                               ------------
  Federal Home Loan Bank Variable Rate Notes+
    5.293................ 08/19/97    10,000      9,997,727
                                               ------------
  Student Loan Marketing Association Discount Notes
    5.19................. 05/06/97    10,000      9,992,792
    5.42................. 05/07/97    15,000     14,986,450
    5.41................. 06/30/97       465        460,807
    5.46................. 06/30/97     1,400      1,387,260
    5.47................. 06/30/97    10,890     10,790,719
                                               ------------
                                                 37,618,028
                                               ------------
  Student Loan Marketing Association Variable Rate Notes+
    5.53................. 05/06/97     5,000      4,999,476
    5.54................. 05/06/97     1,035      1,035,061
    5.56................. 05/06/97    30,000     30,000,000
                                               ------------
                                                 36,034,537
                                               ------------

                                       PAR
                          MATURITY    (000)       VALUE
                          --------   -------   ------------
  Tennessee Valley Authority Discount Notes
    5.30%................ 05/01/97   $10,000   $ 10,000,000
    5.50................. 05/13/97    15,000     14,972,500
    5.36................. 05/23/97     4,535      4,520,145
    5.38................. 06/05/97    10,000      9,947,694
    5.36................. 06/19/97    15,000     14,890,567
                                               ------------
                                                 54,330,906
                                               ------------
      Total.................................    282,314,434
                                               ------------
U.S. GOVERNMENT SECURITIES--0.0%
  U.S. Treasury Bills
    4.945................ 05/22/97        70         69,798
                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $282,384,232*)............    100.3%    282,384,232
LIABILITIES IN EXCESS OF OTHER
  ASSETS..........................     (0.3)       (704,764)
                                      ------   ------------
NET ASSETS (equivalent to $1.00
  per share based on 240,536,798
  Federal Trust and 41,350,623
  Federal Trust Dollar Shares of
  beneficial interest
  outstanding)....................    100.0%   $281,679,468
                                      ======   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($281,679,468 / 281,887,421)..............          $1.00
                                                      =====
---------------
* Also cost for federal income tax purposes.
+ Variable Rate Obligations--the rate shown is the rate as
  of April 30, 1997, and the maturity date shown is the
  longer of the next interest readjustment date or the date
  the principal amount can be recovered upon demand.
----------------------------------------------------

                          FEDERAL TRUST FUND PORTFOLIO
                         Maturity Schedule of Portfolio
                                 April 30, 1997
                                  (Unaudited)

      MATURITY
       PERIOD           PAR          PERCENTAGE
    -----------     ------------     ----------
      1- 30 Days    $208,885,000         73.8%
     31- 60 Days      36,500,000         12.9
     61- 90 Days      27,755,000          9.8
     91-120 Days      10,000,000          3.5
         Average Weighted Maturity--23 Days
----------------------------------------------------

                See accompanying notes to financial statements.

                         TREASURY TRUST FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                 April 30, 1997
                                  (Unaudited)
--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
U.S. GOVERNMENT SECURITIES--98.5%
  U.S. Treasury Bills
    5.04%............. 05/01/97   $ 10,466   $   10,466,000
    4.95.............. 05/15/97     10,237       10,217,294
    4.945............. 05/22/97      2,354        2,347,210
    4.95.............. 05/22/97      4,840        4,826,025
    5.01.............. 06/05/97      2,970        2,955,534
    5.025............. 06/05/97    100,000       99,511,458
    5.00.............. 07/03/97      3,600        3,568,500
    5.40.............. 10/16/97     50,000       48,740,000
    5.41.............. 10/16/97     75,000       73,106,500
                                             --------------
                                                255,738,521
                                             --------------
  U.S. Treasury Notes
    6.50.............. 05/15/97    169,075      169,148,383
    8.50.............. 05/15/97    169,368      169,574,100
    6.125............. 05/31/97    300,000      300,124,748
    6.75.............. 05/31/97     20,000       20,020,703
    5.875............. 07/31/97    295,000      295,258,638
                                             --------------
                                                954,126,572
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $1,209,865,093*)............  98.5%    1,209,865,093
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................    1.5       18,861,287
                                   ------   --------------

                                                VALUE
                                            --------------
NET ASSETS (equivalent to $1.00
  per share based on 891,816,631
  Treasury Trust and 337,220,905
  Treasury Trust Dollar Shares of
  beneficial interest
  outstanding).................... 100.0%   $1,228,726,380
                                   ======   ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($1,228,726,380 / 1,229,037,536).......            $1.00
---------------
* Also cost for federal income tax purposes.
------------------------------------------------------

                         TREASURY TRUST FUND PORTFOLIO
                         Maturity Schedule of Portfolio
                                 April 30, 1997
                                  (Unaudited)

      MATURITY
       PERIOD             PAR          PERCENTAGE
    -------------     ------------     ----------
       1- 30 Days     $366,340,000        30.2%
      31- 60 Days      422,970,000        34.9
      61- 90 Days        3,600,000         0.3
      91-120 Days      295,000,000        24.3
    Over 150 Days      125,000,000        10.3
          Average Weighted Maturity--55 Days
------------------------------------------------------

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                            Statements of Operations
                        Six Months Ended April 30, 1997
                                  (Unaudited)

                                                                                                         FEDERAL       TREASURY
                                                                                                          TRUST          TRUST
                                                                            FEDFUND        T-FUND          FUND          FUND
                                                                           PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                          -----------    -----------    ----------    -----------
Investment Income:
  Interest income........................................................ $39,437,667    $53,372,475    $7,396,733    $32,904,436
                                                                          -----------    -----------    -----------   -----------
Expenses:
  Investment advisory fee................................................    937,472      1,270,021       178,319        815,859
  Administration fee.....................................................    937,472      1,270,021       178,319        815,859
  Trustees' fees and officer's salary....................................     15,913         21,527         3,025         13,796
  Transfer agent fee.....................................................     59,706         64,386        20,450         49,194
  Custodian fee..........................................................    114,115        163,381        34,033        107,947
  Shareholder computer access program....................................     15,919         19,843            --         15,452
  Legal and audit........................................................     31,454         45,367         5,888         26,851
  Registration fees and expenses.........................................     15,676          6,974         8,746          8,899
  Printing...............................................................      8,086         13,465         3,070          8,091
  Other..................................................................     20,783         29,282         5,378         21,517
                                                                          -----------    -----------    -----------   -----------
                                                                           2,156,596      2,904,267       437,228      1,883,465
  Service Organization fees--Dollar Shares...............................    102,777        470,079        38,043        453,805
                                                                          -----------    -----------    -----------   -----------
                                                                           2,259,373      3,374,346       475,271      2,337,270
  Less fees waived.......................................................   (701,835)      (932,196)     (160,159)      (617,541)
                                                                          -----------    -----------    -----------   -----------
    Total expenses.......................................................  1,557,538      2,442,150       315,112      1,719,729
                                                                          -----------    -----------    -----------   -----------
  Net investment income.................................................. 37,880,129     50,930,325     7,081,621     31,184,707
Realized gain (loss) on investments:
  Net realized loss from security transactions...........................    (16,091)       (13,686)       (4,786)       (36,583)
                                                                          -----------    -----------    -----------   -----------
  Net increase in net assets resulting from operations................... $37,864,038    $50,916,639    $7,076,835    $31,148,124
                                                                          ===========    ===========    ===========   ===========

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets

                                                                FEDFUND PORTFOLIO                      T-FUND PORTFOLIO
                                                       -----------------------------------    -----------------------------------
                                                       SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                                        APRIL 30, 1997    OCTOBER 31, 1996     APRIL 30, 1997    OCTOBER 31, 1996
                                                       ----------------   ----------------    ----------------   ----------------
                                                         (UNAUDITED)                            (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income............................  $    37,880,129    $     75,881,590    $    50,930,325    $     80,881,458
    Net loss on investments..........................          (16,091)            (14,773)           (13,686)            (63,912)
                                                       ---------------    ----------------    ---------------    ----------------
    Net increase in net assets resulting from
      operations.....................................       37,864,038          75,866,817         50,916,639          80,817,546
                                                       ---------------    ----------------    ---------------    ----------------
  Distributions to shareholders:
    From net investment income:
      FedFund Shares.................................      (35,833,042)        (70,341,167)                --                  --
      FedFund Dollar Shares..........................       (2,047,087)         (5,540,423)                --                  --
      T-Fund Shares..................................               --                  --        (41,606,172)        (71,094,135)
      T-Fund Dollar Shares...........................               --                  --         (9,324,153)         (9,787,323)
  From net realized gains:
      T-Fund Shares..................................               --                  --                 --             (30,186)
      T-Fund Dollar Shares...........................               --                  --                 --              (2,768)
                                                       ---------------    ----------------    ---------------    ----------------
        Total distributions to shareholders..........      (37,880,129)        (75,881,590)       (50,930,325)        (80,914,412)
                                                       ---------------    ----------------    ---------------    ----------------
  Capital share transactions:
    Sale of shares...................................    5,712,552,674      12,893,699,892     11,266,296,911      13,625,291,726
    Reinvestment of dividends........................        8,245,115          19,010,856         10,492,035          19,893,692
    Repurchase of shares.............................   (5,890,829,807)    (13,179,759,396)   (11,243,938,005)    (13,523,973,979)
    Capital issued in merger.........................               --         197,987,140                 --         444,037,729
                                                       ---------------    ----------------    ---------------    ----------------
    Increase (decrease) in net assets derived from
      capital share transactions.....................     (170,032,018)        (69,061,508)        32,850,941         565,249,168
                                                       ---------------    ----------------    ---------------    ----------------
        Total increase (decrease) in net assets......     (170,048,109)        (69,076,281)        32,837,255         565,152,302
Net assets:
  Beginning of period................................    1,521,275,680       1,590,351,961      1,858,874,227       1,293,721,925
                                                       ---------------    ----------------    ---------------    ----------------
  End of period......................................  $ 1,351,227,571    $  1,521,275,680    $ 1,891,711,482    $  1,858,874,227
                                                       ===============    ================    ===============    ================

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets

                                                                  FEDERAL TRUST                         TREASURY TRUST
                                                                 FUND PORTFOLIO                         FUND PORTFOLIO
                                                       -----------------------------------    -----------------------------------
                                                       SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                                        APRIL 30, 1997    OCTOBER 31, 1996     APRIL 30, 1997    OCTOBER 31, 1996
                                                       ----------------   ----------------    ----------------   ----------------
                                                         (UNAUDITED)                            (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income............................   $    7,081,621    $    15,054,595     $    31,184,707    $    60,676,524
    Net loss on investments..........................           (4,786)           (14,255)            (36,583)          (213,661)
                                                         -------------    ---------------     ---------------    ---------------
    Net increase in net assets resulting from
      operations.....................................        7,076,835         15,040,340          31,148,124         60,462,863
                                                         -------------    ---------------     ---------------    ---------------
  Distributions to shareholders:
    From net investment income:
      Federal Trust Shares...........................       (6,337,154)       (13,824,260)                 --                 --
      Federal Trust Dollar Shares....................         (744,467)        (1,230,335)                 --                 --
      Treasury Trust Shares..........................               --                 --         (22,571,271)       (48,204,888)
      Treasury Trust Dollar Shares...................               --                 --          (8,613,436)       (12,471,636)
                                                         -------------    ---------------     ---------------    ---------------
        Total distributions to shareholders..........       (7,081,621)       (15,054,595)        (31,184,707)       (60,676,524)
                                                         -------------    ---------------     ---------------    ---------------
  Capital share transactions:
    Sale of shares...................................      537,910,210      1,759,666,416       3,518,824,681      7,377,831,706
    Reinvestment of dividends........................          894,157          3,353,428          10,711,142         19,149,426
    Repurchase of shares.............................     (557,747,128)    (1,728,498,456)     (3,492,659,618)    (7,529,986,362)
                                                         -------------    ---------------     ---------------    ---------------
    Increase (decrease) in net assets derived from
      capital share transactions.....................      (18,942,761)        34,521,388          36,876,205       (133,005,230)
                                                         -------------    ---------------     ---------------    ---------------
        Total increase (decrease) in net assets......      (18,947,547)        34,507,133          36,839,622       (133,218,891)
Net assets:
  Beginning of period................................      300,627,015        266,119,882       1,191,886,758      1,325,105,649
                                                         -------------    ---------------     ---------------    ---------------
  End of period......................................   $  281,679,468    $   300,627,015     $ 1,228,726,380    $ 1,191,886,758
                                                         =============    ===============     ===============    ===============

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                                                                                  FEDFUND
                                                                                                                  DOLLAR
                                                           FEDFUND SHARES                                         SHARES
                          ---------------------------------------------------------------------------------     -----------
                                                               YEAR ENDED OCTOBER 31,
                                         ------------------------------------------------------------------
                                            1996          1995          1994          1993          1992        SIX MONTHS
                                         ----------    ----------    ----------    ----------    ----------        ENDED
                                                                                                                 APRIL 30,
                                                                                                                   1997
                          SIX MONTHS                                                                            -----------
                             ENDED
                           APRIL 30,                                                                            (UNAUDITED)
                             1997
                          -----------
                          (UNAUDITED)
Net Asset Value,
 Beginning of Period.....     $ 1.00         $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00         $ 1.00
                          ----------     ----------    ----------    ----------    ----------    ----------       --------
Income From Investment
 Operations:
 Net Investment Income...      .0259          .0529         .0571         .0377         .0308         .0397          .0247
 Net Capital Gains.......         --             --            --            --         .0001         .0010             --
                          ----------     ----------    ----------    ----------    ----------    ----------       --------
   Total From Investment
     Operations..........      .0259          .0529         .0571         .0377         .0309         .0407          .0247
                          ----------     ----------    ----------    ----------    ----------    ----------       --------
Less Distributions:
Dividends to
 Shareholders from:
 Net Investment Income...     (.0259)        (.0529)       (.0571)       (.0377)       (.0308)       (.0397)        (.0247)
 Net Capital Gains.......         --             --            --            --        (.0001)       (.0010)            --
                          ----------     ----------    ----------    ----------    ----------    ----------       --------
   Total Distributions...     (.0259)        (.0529)       (.0571)       (.0377)       (.0309)       (.0407)        (.0247)
                          ----------     ----------    ----------    ----------    ----------    ----------       --------
Net Asset Value,
 End of Period...........     $ 1.00         $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00         $ 1.00
                          ==========     ==========    ==========    ==========    ==========    ==========       ========
Total Return.............       5.30% (2)      5.41%         5.86%         3.84%         3.12%         4.15%          5.05%(2)
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000).................. $1,235,070     $1,407,529    $1,377,175    $1,557,562    $1,290,971    $2,976,954      $ 116,158
Ratio of Expenses to
 Average Daily Net
 Assets..................        .20  (1,2)     .19%(1)       .18%(1)       .18%(1)       .20%(1)       .27%           .45%(1,2)
Ratio of Net Investment
 Income to Average
 Daily Net Assets........       5.22% (2)       5.29%        5.71%         3.76%         3.08%         3.91%          4.97%(2)

                                            YEAR ENDED OCTOBER 31,
                           --------------------------------------------------------
                             1996        1995        1994        1993        1992
                           --------    --------    --------    --------    --------
Net Asset Value,
 Beginning of Period.....    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                           --------    --------    --------    --------     -------
Income From Investment
 Operations:
 Net Investment Income...     .0504       .0546       .0352       .0283       .0372
 Net Capital Gains.......        --          --          --       .0001       .0010
                           --------    --------    --------    --------     -------
   Total From Investment
     Operations..........     .0504       .0546       .0352       .0284       .0382
                           --------    --------    --------    --------     -------
Less Distributions:
Dividends to
 Shareholders from:
 Net Investment Income...    (.0504)     (.0546)     (.0352)     (.0283)     (.0372)
 Net Capital Gains.......        --          --          --      (.0001)     (.0010)
                           --------    --------    --------    --------     -------
   Total Distributions...    (.0504)     (.0546)     (.0352)     (.0284)     (.0382)
                           --------    --------    --------    --------     -------
Net Asset Value,
 End of Period...........    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                           ========    ========    ========    ========     =======
Total Return.............      5.16%       5.61%       3.59%       2.87%       3.90%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)..................  $113,747    $213,177    $135,769    $169,877    $148,363
Ratio of Expenses to
 Average Daily Net
 Assets..................       .44%(1)     .43%(1)     .43%(1)     .45%(1)     .52%
Ratio of Net Investment
 Income to Average
 Daily Net Assets........      5.04%       5.46%       3.51%       2.83%       3.66%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .30% (annualized) for the six months ended April 30, 1997 and .30%, .29%, .30% and .27%, respectively, for the years ended October 31, 1996, 1995, 1994, and 1993 for FedFund Shares, and .55% (annualized) for the six months ended April 30, 1997 and .55%, .54%, .55% and .52%, respectively, for the years ended October 31, 1996, 1995, 1994 and 1993, for FedFund Dollar Shares.
(2) Annualized.

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                                                                                      T-FUND
                                                                                                                      DOLLAR
                                                                T-FUND SHARES                                         SHARES
                              ---------------------------------------------------------------------------------     -----------
                              SIX MONTHS                                                                            SIX MONTHS
                                 ENDED                             YEAR ENDED OCTOBER 31,                              ENDED
                               APRIL 30,     ------------------------------------------------------------------      APRIL 30,
                                 1997           1996          1995          1994          1993          1992           1997
                              -----------    ----------    ----------    ----------    ----------    ----------     -----------
                              (UNAUDITED)                                                                           (UNAUDITED)
Net Asset Value, Beginning of
 Period......................      $1.00         $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00         $ 1.00
                              ----------     ----------    ----------    ----------    ----------    ----------       --------
Income From Investment
 Operations:
 Net Investment Income.......      .0258          .0528         .0565         .0368         .0303         .0392          .0246
                              ----------     ----------    ----------    ----------    ----------    ----------       --------
   Total From Investment
     Operations..............      .0258          .0528         .0565         .0368         .0303         .0392          .0246
                              ----------     ----------    ----------    ----------    ----------    ----------       --------
Less Distributions:
Dividends to Shareholders
 from:
 Net Investment Income.......     (.0258)        (.0528)       (.0565)       (.0368)       (.0303)       (.0392)        (.0246)
                              ----------     ----------    ----------    ----------    ----------    ----------       --------
   Total Distributions.......     (.0258)        (.0528)       (.0565)       (.0368)       (.0303)       (.0392)        (.0246)
                              ----------     ----------    ----------    ----------    ----------    ----------       --------
Net Asset Value, End of
 Period......................     $ 1.00         $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00         $ 1.00
                              ==========     ==========    ==========    ==========    ==========    ==========       ========
Total Return.................       5.29%(2)       5.40%         5.80%         3.75%         3.07%         3.99%          5.04%(2)
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)...................... $1,527,483     $1,507,603    $1,211,220    $1,012,977    $1,361,624    $1,327,743      $ 364,228
Ratio of Expenses to Average
 Daily Net Assets............        .20%(1,2)      .19%(1)       .18%(1)       .18%(1)       .20%(1)       .28%           .45%(1,2)
Ratio of Net Investment
 Income to Average Daily Net
 Assets......................       5.21%(2)       5.26%         5.66%         3.65%         3.03%         3.93%          4.96%(2)

                                              YEAR ENDED OCTOBER 31,
                               ----------------------------------------------------
                                 1996       1995       1994       1993       1992
                               --------    -------    -------    -------    -------
Net Asset Value, Beginning of
 Period......................    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                               --------    -------    -------    -------    -------
Income From Investment
 Operations:
 Net Investment Income.......     .0503      .0540      .0343      .0278      .0367
                               --------    -------    -------    -------    -------
   Total From Investment
     Operations..............     .0503      .0540      .0343      .0278      .0367
                               --------    -------    -------    -------    -------
Less Distributions:
Dividends to Shareholders
 from:
 Net Investment Income.......    (.0503)    (.0540)    (.0343)    (.0278)    (.0367)
                               --------    -------    -------    -------    -------
   Total Distributions.......    (.0503)    (.0540)    (.0343)    (.0278)    (.0367)
                               --------    -------    -------    -------    -------
Net Asset Value, End of
 Period......................    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                               ========    =======    =======    =======    =======
Total Return.................      5.15%      5.55%      3.50%      2.82%      3.74%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)......................  $351,271    $82,502    $22,195    $13,328    $ 4,915
Ratio of Expenses to Average
 Daily Net Assets............       .44%(1)    .43%(1)    .43%(1)    .45%(1)    .53%
Ratio of Net Investment
 Income to Average Daily Net
 Assets......................      5.01%      5.41%      3.40%      2.78%      3.68%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .29% (annualized) for the six months ended April 30, 1997 and .30%, .29%, .29% and .28%, respectively, for the years ended October 31, 1996, 1995, 1994, and 1993 for T-Fund Shares, and .54% (annualized) for the six months ended April 30, 1997 and .55%, .54%, .54% and .53%, respectively, for the years ended October 31, 1996, 1995, 1994, and 1993 for T-Fund Dollar Shares.
(2) Annualized.

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                                                                                   FEDERAL
                                                                                                                    TRUST
                                                                                                                   DOLLAR
                                                           FEDERAL TRUST SHARES                                    SHARES
                               ----------------------------------------------------------------------------      -----------
                               SIX MONTHS                                                                        SIX MONTHS
                                  ENDED                           YEAR ENDED OCTOBER 31,                            ENDED
                                APRIL 30,      ------------------------------------------------------------       APRIL 30,
                                  1997           1996         1995         1994         1993         1992           1997
                               -----------     --------     --------     --------     --------     --------      -----------
                               (UNAUDITED)                                                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period.......................  $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00        $  1.00
                                 --------      --------     --------     --------     --------     --------        -------
Income From Investment
 Operations:
 Net Investment Income........      .0255         .0523        .0563        .0380        .0302        .0389          .0242
 Net Capital Gains............         --            --           --           --        .0001        .0018             --
                                 --------      --------     --------     --------     --------     --------        -------
   Total From Investment
     Operations...............      .0255         .0523        .0563        .0380        .0303        .0407          .0242
                                 --------      --------     --------     --------     --------     --------        -------
Less Distributions:
Dividends to Shareholders
 from:
 Net Investment Income........     (.0255)       (.0523)      (.0563)      (.0380)      (.0302)      (.0389)        (.0242)
 Net Capital Gains............         --            --           --           --       (.0001)      (.0018)            --
                                 --------      --------     --------     --------     --------     --------        -------
   Total Distributions........     (.0255)       (.0523)      (.0563)      (.0380)      (.0303)      (.0407)        (.0242)
                                 --------      --------     --------     --------     --------     --------        -------
Net Asset Value, End of
 Period.......................  $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00        $  1.00
                                 ========      ========     ========     ========     ========     ========        =======
Total Return..................       5.21%(2)      5.35%        5.77%        3.87%        3.06%        4.15%          4.96%(2)
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000).......................  $ 240,333      $273,752     $237,718     $317,769     $257,125     $428,365        $41,346
Ratio of Expenses to Average
 Daily Net Assets(1)..........        .20%(2)       .19%         .18%         .18%         .18%         .20%           .45%(2)
Ratio of Net Investment Income
 to Average Daily Net
 Assets.......................       5.14%(2)      5.22%        5.61%        3.85%        3.02%        3.75%          4.89%(2)

                                               YEAR ENDED OCTOBER 31,
                                ----------------------------------------------------
                                 1996        1995        1994       1993       1992
                                -------     -------     ------     ------     ------
Net Asset Value, Beginning of
 Period.......................  $  1.00     $  1.00     $ 1.00     $ 1.00     $ 1.00
                                -------     -------     ------     ------     ------
Income From Investment
 Operations:
 Net Investment Income........    .0498       .0538      .0355      .0277      .0364
 Net Capital Gains............       --          --         --      .0001      .0018
                                -------     -------     ------     ------     ------
   Total From Investment
     Operations...............    .0498       .0538      .0355      .0278      .0382
                                -------     -------     ------     ------     ------
Less Distributions:
Dividends to Shareholders
 from:
 Net Investment Income........   (.0498)     (.0538)    (.0355)    (.0277)    (.0364)
 Net Capital Gains............       --          --         --     (.0001)    (.0018)
                                -------     -------     ------     ------     ------
   Total Distributions........   (.0498)     (.0538)    (.0355)    (.0278)    (.0382)
                                -------     -------     ------     ------     ------
Net Asset Value, End of
 Period.......................  $  1.00     $  1.00     $ 1.00     $ 1.00     $ 1.00
                                =======     =======     ======     ======     ======
Total Return..................     5.10%       5.52%      3.62%      2.81%      3.90%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000).......................  $26,875     $28,402     $8,278     $1,025     $2,442
Ratio of Expenses to Average
 Daily Net Assets(1)..........      .44%        .43%       .43%       .43%       .45%
Ratio of Net Investment Income
 to Average Daily Net
 Assets.......................     4.97%       5.36%      3.60%      2.77%      3.50%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .32% (annualized) for the six months ended April 30, 1997 and .31% .32%, .31%, .29% and .30%, respectively, for the years ended October 31, 1996, 1995, 1994, 1993 and 1992 for Federal Trust Shares, and .57% (annualized) for the six months ended April 30, 1997 and .56%, .57%, .56%, .54% and .55%, respectively, for the years ended October 31, 1996,1995, 1994, 1993 and 1992 for Federal Trust Dollar Shares.
(2) Annualized.

                 See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                                                                                 TREASURY
                                                                                                                   TRUST
                                                                                                                  DOLLAR
                                                         TREASURY TRUST SHARES                                    SHARES
                            -------------------------------------------------------------------------------     -----------
                            SIX MONTHS                                                                          SIX MONTHS
                               ENDED                            YEAR ENDED OCTOBER 31,                             ENDED
                             APRIL 30,     ----------------------------------------------------------------      APRIL 30,
                               1997          1996         1995          1994          1993          1992           1997
                            -----------    --------    ----------    ----------    ----------    ----------     -----------
                            (UNAUDITED)                                                                         (UNAUDITED)
Net Asset Value, Beginning
 of Period.................     $ 1.00       $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00         $ 1.00
                              --------     --------    ----------    ----------    ----------    ----------       --------
Income From Investment
 Operations:
 Net Investment Income.....      .0248        .0508         .0545         .0359         .0292         .0380          .0235
                              --------     --------    ----------    ----------    ----------    ----------       --------
   Total From Investment
     Operations............      .0248        .0508         .0545         .0359         .0292         .0380          .0235
                              --------     --------    ----------    ----------    ----------    ----------       --------
Less Distributions:
Dividends to Shareholders
 from:
 Net Investment Income.....     (.0248)      (.0508)       (.0545)       (.0359)       (.0292)       (.0380)        (.0235)
                              --------     --------    ----------    ----------    ----------    ----------       --------
   Total Distributions.....     (.0248)      (.0508)       (.0545)       (.0359)       (.0292)       (.0380)        (.0235)
                              --------     --------    ----------    ----------    ----------    ----------       --------
Net Asset Value,
 End of Period.............     $ 1.00       $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00         $ 1.00
                              ========     ========    ==========    ==========    ==========    ==========       ========
Total Return...............       5.07%(2)     5.20%         5.59%         3.65%         2.96%         3.85%          4.82%(2)
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)....................  $ 891,566     $897,659    $1,101,834    $1,016,635    $1,188,412    $1,552,207      $ 337,160
Ratio of Expenses to
 Average Daily Net
 Assets(1).................        .20%(2)      .19%          .18%          .18%          .18%          .20%           .45%(2)
Ratio of Net Investment
 Income to Average Daily
 Net Assets................       5.00%(2)     5.08%         5.45%         3.57%         2.92%         3.78%          4.75%(2)

                                              YEAR ENDED OCTOBER 31,
                             --------------------------------------------------------
                               1996        1995        1994        1993        1992
                             --------    --------    --------    --------    --------
Net Asset Value, Beginning
 of Period.................    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                             --------    --------    --------    --------    --------
Income From Investment
 Operations:
 Net Investment Income.....     .0483       .0520       .0334       .0267       .0355
                             --------    --------    --------    --------    --------
   Total From Investment
     Operations............     .0483       .0520       .0334       .0267       .0355
                             --------    --------    --------    --------    --------
Less Distributions:
Dividends to Shareholders
 from:
 Net Investment Income.....    (.0483)     (.0520)     (.0334)     (.0267)     (.0355)
                             --------    --------    --------    --------    --------
   Total Distributions.....    (.0483)     (.0520)     (.0334)     (.0267)     (.0355)
                             --------    --------    --------    --------    --------
Net Asset Value,
 End of Period.............    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                             ========    ========    ========    ========    ========
Total Return...............      4.95%       5.34%       3.40%       2.71%       3.60%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)....................  $294,228    $223,272    $181,934    $258,206    $218,320
Ratio of Expenses to
 Average Daily Net
 Assets(1).................       .44%        .43%        .43%        .43%        .45%
Ratio of Net Investment
 Income to Average Daily
 Net Assets................      4.83%       5.20%       3.32%       2.67%       3.53%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .30% (annualized) for the six months ended April 30, 1997 and .30%, .29%, .29%, .28%, and .27%, respectively, for the years ended October 31, 1996, 1995, 1994, 1993, and 1992 for Treasury Trust Shares, and .55% (annualized) for the six months ended April 30, 1997 and .55%, .54%, .54%, .53%, and .52% respectively, for the years ended October 31, 1996, 1995, 1994, 1993, and 1992 for Treasury Trust Dollar Shares.
(2) Annualized.

                  See accompany notes to financial statements.

                         Notes to Financial Statements
                                  (Unaudited)

A. Trust for Federal Securities (the Company) was established as a Pennsylvania business trust under a Declaration of Trust originally dated as of May 14, 1975, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of four separate portfolios, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.

  The FedFund portfolio has two classes of shares, FedFund Shares and FedFund Dollar Shares. The T-Fund portfolio has three classes of shares, T-Fund Shares, T-Fund Dollar Shares, and T-Fund Plus Shares. The Federal Trust Fund portfolio has two classes of shares, Federal Trust Shares and Federal Trust Dollar Shares. The Treasury Trust Fund portfolio also has two classes of shares, Treasury Trust Shares and Treasury Trust Dollar Shares. Each portfolio's classes of shares are identical in all respects, except that Dollar Shares and Plus Shares are sold to institutions (Service Organizations) which provide support services to their customers who beneficially own such shares, in consideration of the Company's payment of .25% (on an annualized basis) of the average daily net asset value of the Dollar Shares or Plus Shares held by the institutions for the benefit of their customers. The Plus Shares also bear distribution fees of .15% (on an annualized basis) of their average daily net asset value payable to the Company's distributor, PDI, for distribution and sales support services. No T-Fund Plus Shares have been sold as of April 30, 1997.

B. Significant accounting policies are as follows:

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements

  Security Valuation: Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

  Repurchase Agreements--The Company may purchase, for FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

  Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued, discount earned and net realized short term gains on portfolio securities, less the amortization of market premium and applicable expenses. Capital gains, if any, are distributed at least once a year.

                                  (Unaudited)

  Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated among the portfolios based on their relative net assets.

C. Under agreements among the Company, PNC Bank, National Association (PNC Bank) and PNC Institutional Management Corporation (PIMC), an indirect wholly owned subsidiary of PNC Bank, PIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-advisor and custodian and PFPC Inc. (PFPC) is the Company's transfer agent.

  Provident Distributors, Inc. (PDI) serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services, except that the T-Fund Plus Shares pay PDI a distribution fee of .15% of their average net assets per annum for distribution and sales support services.

  The Company has entered into an Administration Agreement with PFPC and PDI for certain administrative services.

  In return for their advisory and administrative services, the Company pays PIMC and the administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the combined average net assets of each portfolio as follows:

  .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion.

  If expenses borne by any portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the administrators and PIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

  The administrators and PIMC may reduce their fees, on an equal basis, to the extent necessary to ensure that the total operating expenses (excluding Service Organization fees) of each portfolio do not exceed .20% of their respective average net assets. For the six months ended April 30, 1997, the administrators and PIMC waived, on an equal basis, a total of $701,835 of the administration and advisory fees payable to them with respect to FedFund, $932,196 with respect to T-Fund, $160,159 with respect to Federal Trust Fund and $617,541 with respect to Treasury Trust Fund.

  Service Organization fees of $604,658 were paid to affiliates of PNC Bank for the six months ended April 30, 1997.

D. The Company's Declaration of Trust permits the Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

    Transactions in shares of the Company are summarized as follows:

                                                                                FEDFUND PORTFOLIO
                                                                       ------------------------------------
                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                        APRIL 30, 1997     OCTOBER 31, 1996
                                                                       ----------------    ----------------
                                                                         (UNAUDITED)
Shares sold:
    FedFund.........................................................     4,225,486,624       9,628,571,506
    FedFund Dollar..................................................     1,487,066,050       3,265,128,386
Shares issued in reinvestment of dividends:
    FedFund.........................................................         6,655,526          14,249,401
    FedFund Dollar..................................................         1,589,589           4,761,455
Shares repurchased:
    FedFund.........................................................    (4,404,585,777)     (9,810,439,998)
    FedFund Dollar..................................................    (1,486,244,030)     (3,369,319,398)
Shares issued from merger:
    FedFund.........................................................                --         198,044,619
                                                                       ---------------     ----------------
       Net decrease in shares.......................................      (170,032,018)        (69,004,029)
                                                                       ===============     ================

                                                                                T-FUND PORTFOLIO
                                                                      ------------------------------------
                                                                      SIX MONTHS ENDED       YEAR ENDED
                                                                       APRIL 30, 1997     OCTOBER 31, 1996
                                                                      ----------------    ----------------
                                                                        (UNAUDITED)
Shares sold:
    T-Fund.........................................................     9,901,982,735       12,513,467,305
    T-Fund Dollar..................................................     1,364,314,176        1,111,824,421
Shares issued in reinvestment of dividends:
    T-Fund.........................................................         9,511,566           19,221,200
    T-Fund Dollar..................................................           980,469              672,492
Shares repurchased:
    T-Fund.........................................................    (9,891,603,391)     (12,629,448,435)
    T-Fund Dollar..................................................    (1,352,334,614)        (894,525,544)
Shares issued from merger:
    T-Fund.........................................................                --          393,229,363
    T-Fund Dollar..................................................                --           50,811,711
                                                                      ---------------     ----------------
       Net increase in shares......................................        32,850,941          565,252,513
                                                                      ===============     ================

                                                                           FEDERAL TRUST FUND PORTFOLIO
                                                                       ------------------------------------
                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                        APRIL 30, 1997     OCTOBER 31, 1996
                                                                       ----------------    ----------------
                                                                          (UNAUDITED)
Shares sold:
    Federal Trust...................................................      446,337,105        1,615,471,302
    Federal Trust Dollar............................................       91,573,105          144,195,114
Shares issued in reinvestment of dividends:
    Federal Trust...................................................          820,165            3,217,621
    Federal Trust Dollar............................................           73,992              135,807
Shares repurchased:
    Federal Trust...................................................     (480,571,675)      (1,582,641,507)
    Federal Trust Dollar............................................      (77,175,453)        (145,856,949)
                                                                         ------------       --------------
       Net increase (decrease) in shares............................      (18,942,761)          34,521,388
                                                                         ============       ==============

                                                                           FEDERAL TRUST FUND PORTFOLIO
                                                                       ------------------------------------
                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                        APRIL 30, 1997     OCTOBER 31, 1996
                                                                       ----------------    ----------------
                                                                          (UNAUDITED)
Shares sold:
    Treasury Trust..................................................     2,864,355,992       6,593,661,701
    Treasury Trust Dollar...........................................       654,468,689         784,170,005
Shares issued in reinvestment of dividends:
    Treasury Trust..................................................         4,624,647           9,135,502
    Treasury Trust Dollar...........................................         6,086,495          10,013,924
Shares repurchased:
    Treasury Trust..................................................    (2,875,048,142)     (6,806,800,550)
    Treasury Trust Dollar...........................................      (617,611,476)       (723,185,812)
                                                                        --------------      --------------
       Net increase (decrease) in shares............................        36,876,205        (133,005,230)
                                                                        ==============      ==============

                   Notes to Financial Statements (Concluded)

E. At April 30, 1997, net assets consisted of:

                                                                                FEDERAL           TREASURY
                                                                                 TRUST             TRUST
                                            FEDFUND            T-FUND             FUND              FUND
                                           PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                         --------------    --------------    --------------    --------------
Paid-in capital.......................   $1,351,525,504    $1,891,799,462    $  281,887,421    $1,229,037,536
Accumulated net realized loss on
  security transactions...............         (297,933)          (87,980)         (207,953)         (311,156)
                                         --------------    --------------    --------------    --------------
                                         $1,351,227,571    $1,891,711,482    $  281,679,468    $1,228,726,380
                                         ==============    ==============    ==============    ==============

F. At October 31, 1996, FedFund, T-Fund, Federal Trust Fund, and Treasury Trust Fund had capital loss carryovers amounting to $281,842, $14,210, $202,799 and $254,426, respectively, expiring at various times from 2001 to 2004. The capital loss carryovers are available to offset possible future capital gains of the related portfolios.

       Board of Trustees
         G. Willing Pepper
           Chairman
         G. Nicholas Beckwith III
         Philip E. Coldwell
         Robert R. Fortune
         Jerrold B. Harris
         Rodney D. Johnson

       Officers
         G. Willing Pepper
           President
         Edward J. Roach
           Vice President and
           Treasurer
         W. Bruce McConnel, III
           Secretary

       Investment Adviser
         PNC Institutional Management
         Corporation
         400 Bellevue Parkway
         Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428

       Distributor
         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428

       Transfer Agent
         PFPC Inc.
         P.O. Box 8950
         Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-T-003

                                                        FEDFUND
                                                        T-FUND
                                                  FEDERAL TRUST FUND
                                                  TREASURY TRUST FUND

                                                 Investment Portfolios
                                                      Offered by
                                             Trust for Federal Securities
                                                         LOGO
                                                  Semi-Annual Report
                                                    to Shareholders
                                                    April 30, 1997